Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

23. Income taxes

The components of income tax expense (recovery) are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Current income tax expense (recovery)	$(2,157)	$4,836
Deferred income tax expense (recovery)	97	(1,118)
Income tax expense (recovery)	$(2,060)	$3,718

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Loss before income taxes	$(40,233)	$(41,469)
Statutory rate	26.5%	26.5%
Tax recovery at statutory rate	(10,662)	(10,989)
Mexican mining royalty	852	1,435
Impact of foreign tax rates	9	674
Non-deductible expenses	2,351	4,351
Losses not recognized	5,390	8,247
Income tax expense (recovery)	$(2,060)	$3,718

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2023	2022

Property, plant and equipment	$787	$815
Other	319	333
Total deferred tax liabilities	1,106	1,148
Provisions and reserves	(477)	(800)
Net deferred tax liabilities	$629	$348

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2023	2022

Inventories	$39,904	$9,074
Property, plant and equipment	41,892	36,709
Mexican tax losses (expiring in 2025 - 2031)	33,999	32,112
Canadian tax losses (expiring in 2034 - 2043)	37,103	31,892
U.S. tax losses (expiring in 2025 - 2037)	31,957	31,957
U.S. tax losses (no expiry)	165,649	191,790
Provisions and other	72,190	72,283
Deferred Mexican mining royalty	629	348
	$423,323	$406,165

Canadian tax losses include a dual Canadian and U.S. resident entity with $20.9 million in losses (2022: $17.6 million).